Deposits - Interest Expenses on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Interest bearing checking accounts	$ 1,183	$ 1,105	$ 1,253
Money market accounts	76	88	86
Savings	95	103	109
Other time deposits	2,886	3,735	4,155
Total	$ 4,240	$ 5,031	$ 5,603